Impairment loss on marketable securities and investments in associated companies - Seadrill Partners - Subordinated units and direct ownership interests - Impairment of Equity Method Investment (Details) - USD ($)
$ in Millions
		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Remaining economic lives of underlying assets		30 years
Weighted average cost of capital		10.00%
Loss on impairment of investments		$ 1,274
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Remaining economic lives of underlying assets		30 years
Weighted average cost of capital		8.50%
Loss on impairment of investments		$ 533
Subordinated Units | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Loss on impairment of investments	$ 125	125
Direct Ownership Interest | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Loss on impairment of investments	$ 302	$ 302